INVENTORIES - Summary of Inventories (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Inventories [Abstract]
Work in progress	$ 356.5	$ 282.4
Raw materials, supplies and manufactured products	217.1	301.0
Total inventories	$ 573.6	$ 583.4